Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 101		£ 96
Customer contributions	428		372
Contingent consideration	44		0
Other payables	318		340
Other non-current liabilities	£ 891	£ 805	£ 808	£ 750	£ 1,317